Property and Equipment, Net - Additional Information (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 46,394	$ 42,768	$ 86,136	$ 89,749